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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TB Alternative Assets Ltd.
Address:   Rm 1206, One Lujiazui
           68 Yincheng (c) Road, Pudong,
           Shanghai, People's Republic of China

Form 13F File Number: 28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Shujun Li
Title:   Director
Phone:   86-21-50106156

Signature, Place, and Date of Signing:


/s/ Shujun Li                Shanghai, People's Republic of China   May 12, 2010
--------------------------   ------------------------------------   ------------
[Signature]                              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          8
Form 13F Information Table Value Total:   $147,928
                                         (thousands)

List of Other Included Managers:

None.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
          --------           -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
       --------------        -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CHINA REAL ESTATE INFOR CORP       ADR      16948Q103    8,123   810,700 SH       DEFINED               810,700
FOCUS MEDIA HLDG LTD            SPON ADR    34415V109   90,338 4,947,300 SH       DEFINED             4,947,300
HOME INNS & HOTELS MGMT INC     SPON ADR    43713W107   19,257   588,182 SH       DEFINED               588,182
CHINDEX INTERNATIONAL INC          COM      169467107      909    76,947 SH       DEFINED                76,947
SINA CORP                          ORD      G81477104    1,873    49,700 SH       DEFINED                49,700
SOHU COM INC                       COM      83408W103   15,840   290,102 SH       DEFINED               290,102
BAIDU INC                    SPON ADR Rep A 056752108    5,970    10,000 SH       DEFINED                10,000
PERFECT WORLD CO LTD         SPON ADR Rep B 71372U104    5,618   150,000 SH       DEFINED               150,000